Label	Element	Value
M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	M LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities or variable life insurance plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If those fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company. If those fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities. Domestic equity securities, as determined by DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser, in its discretion, include, but are not limited to common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Shares of foreign domiciled issuers that primarily trade on a U.S. exchange are generally considered by DSM to be domestic equity securities. Also, as determined by DSM, issuers that issue domestic equity securities may be domiciled and/or headquartered anywhere in the world. The Fund may generally invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts and similar securities. DSM defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

In its stock valuation work, DSM focuses primarily on P/E ratios. P/E is the ratio of a company's share price to its per-share earnings. DSM will generally only buy a stock that it believes has a forward four-quarter P/E ratio that will rise over the next three years. To accomplish this, a target P/E ratio that DSM believes is reasonable and rational and is reflective of a fair valued stock three years from now is selected. DSM will typically buy when the company's stock clears two hurdles: 1. it must have attractive fundamental business characteristics that translate into a reasonably predictable and growing stream of earnings and 2. it must have a P/E on forward four quarters earnings that is normally 8% to 10% below the target P/E three years from the calculation point. In order to determine a target P/E, DSM takes into consideration a number of qualitative and quantitative factors. Among the qualitative factors are barriers to entry, number of competitors, economic cyclicality, customer loyalty, price competition, global reach, government involvement and management quality. Among the quantitative factors are historic revenue and EPS growth, projected revenue and EPS growth, margins, return on assets, return on equity, capital expenditures relative to net income and the historic range of P/E over the last five years. Once a target P/E has been agreed upon, it may occasionally be adjusted.

Additionally, Environmental, Social, and Governance ("ESG") is an important part of DSM's investment process and is fully integrated into its stock selection, monitoring, and selling processes. DSM assigns a proprietary ESG score to every company that it researches. Scores range from 0 to 10 (with 10 being the best), and DSM utilizes MSCI's ESG Controversies as a starting point to make adjustments to ESG scores across five key categories: environment, customers, human rights / community, labor rights / supply chain, and governance. These categories are then broken down further into over 20 subcategories. Each Analyst/Portfolio Manager at DSM completes in-depth research on ESG issues impacting a company and assigns scores using a consistent in-house methodology. DSM stores all ESG communications and developments in centralized folders so that companies' ESG histories and DSM's ESG activities are available to all Analyst/Portfolio Managers. In addition to weekly updates from MSCI, DSM's investment team utilizes in-depth ongoing monitoring to identify ESG issues not fully captured by MSCI.

ESG scores are included in DSM's internal summaries and have an impact on DSM's investment decisions. ESG considerations and the implementation of ESG scores and in-house research have both kept DSM from investing in certain companies and have led to DSM selling portfolio holdings.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments. The principal investment risks of the Fund include:

Large-Capitalization Investing Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Market Risk. Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

COVID-19 Pandemic Risk. The global outbreak of the novel coronavirus and related disease (COVID-19) continues to create significant economic and social uncertainty throughout the world and is causing significant related market volatility. In particular, travel restrictions, disruption of healthcare systems, quarantines and supply chain disruptions are having significant economic impacts. These impacts are on-going and may last for an extended period of time. The COVID-19 pandemic, other pandemics or epidemics, and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant adverse impact on the Fund and its investments and could result in increased volatility of the Fund's net asset value.

Growth Securities Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore, growth securities may go in and out of favor over time.

ESG Risk. ESG is an important part of DSM's investment process and is fully integrated into its stock selection, monitoring, and selling processes. There is no guarantee that DSM's ESG policy will result in the optimal asset allocation or portfolio construction leading to the best risk-adjusted returns. Moreover, the companies or industries subject to negative screening may not necessarily correspond directly with investors' own subjective views or ethical and moral standards or ESG aspirations. ESG considerations may be based on company disclosures or third-party information sources that are forward looking statements of intent and not necessarily fact-based or objectively measurable. This lack of uniformity and objective metrics can lead to missed opportunities or miscalculations as to the realized future impact of perceived positive and negative ESG factors on company fundamentals, leading to less than desired investment outcomes. DSM makes no express or implied representations or warranties regarding the accuracy, completeness, effectiveness, fairness, or fitness for a particular purpose with respect to ESG assessments, negative screens, integration or engagement activities.

Sustainability Risk. DSM's ESG policy integrates sustainability risks into its investment objectives and policies by identifying, evaluating and managing relevant risks. DSM measures and integrates sustainability risks based on their financial materiality using a blend of inputs including proprietary analysis and third-party information sources. Sustainability risks may be based on company disclosures or third-party information sources that are forward looking statements of intent and not necessarily fact-based or objectively measurable. There is no guarantee that this data will be correctly assessed. A "sustainability risk" means an environmental, social or governance event or condition that, if it occurs, could cause an actual or a potential material negative impact on the value of the investment. If a sustainability risk associated with an investment materializes, it could lead to the loss in value of an investment. Sustainability risks may vary from investment to investment and could include, but are not limited to, risks of environmental damage, social risks (including safety and human rights violations and exploitation), governance risks (inadequate oversight and internal governance of the companies, including management and board structure, compensation and approach to anti-bribery and anti-corruption, litigation risks linked to ESG issues, as well as the risk of political and regulatory changes on investments related to each of the foregoing.

Preferred Stock Risk. Preferred stocks are subject not only to issuer-specific and market risks generally applicable to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company's preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company's preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock. An issuer may decide to call its outstanding preferred stock in various environments based on its assessment of the relative cost of capital across the company's capital structure.

Convertible Securities Risk. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

Rights and Warrants Risk. Rights and warrants involve the risk that a Fund could lose the purchase price of such instruments if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants or rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the subscribed security's market price, such as when there is no movement in the level of the underlying security.

Liquidity Risk. Liquidity risk exists when investments are difficult to sell as the result of low trading volume, lack of market makers, and/or legal restrictions. Illiquid securities may prevent the Fund from entering into security transactions at advantageous times or prices, potentially reducing the return of the Fund's portfolio. Investments in smaller market capitalizations and over-the-counter markets have greater exposure to liquidity risk.

Investing in a Small Number of Securities Risk. As a result of the relatively small number of securities held by the Fund, there may be more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the strategy's performance.

Management Risk. The Fund is subject to management risk because it is actively managed. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause the Fund to incur losses or underperform relative to its benchmarks or other investments with similar investment objectives. The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the sub-adviser's control, including instances at third parties. The Fund and the sub-adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk. The Fund's and its service providers' use of internet, technology and information systems may expose the Fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Foreign Securities and Currencies Risk. Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Fund does not hedge foreign security risk or foreign currency risk.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Economic and Market Events Risk. Certain economic and market events in the U.S. and many foreign economies over the past years, including the European sovereign debt and banking crises, the decision of the United Kingdom to leave the European Union, the institution of tariffs or other trade barriers and rising U.S. interest rates, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. More recently, Russia's large-scale invasion of Ukraine and sanctions brought by the U.S. and other countries against Russia have caused disruptions in many business sectors and have resulted in significant market disruptions, including increased volatility in certain commodity prices. In addition, rising tensions between China and Taiwan over a forced reunification have caused concerns in the region and globally. Financial markets have also been affected by governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; S&P Global Ratings', a business unit of Standard & Poor's Financial Services LLC ("S&P") downgrade of U.S. long-term sovereign debt; unpredictability of U.S. legislation on healthcare, tax reform and infrastructure; economic stimulus by the Japanese central bank; volatility in oil prices; social, political, and economic instability in Europe; persistently low or negative interest rates; securities overvaluation; dramatic changes in currency exchange rates; and China's economic slowdown. In addition, increased investment in passive investment vehicles may affect the value of the Fund's holdings. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, the values of many types of debt securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have declined. During times of market turmoil, investors may look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

China Investments Risk. There are special risks associated with investments in China and Taiwan, which are considered emerging market countries by the Fund. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

A reduction in spending on Chinese products and services or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the Fund. The Fund may also invest in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities ("VIEs"), that operate in sectors in which China restricts and/or prohibits foreign investments. The Chinese government's acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Russell 1000 Growth Index). The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Russell 1000 Growth Index).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 25.91% (for the quarter ended 06/30/2020) Lowest quarterly return: (13.57)% (for the quarter ended 03/31/2020)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's average annual total returns for the periods indicated and how those returns compare to those of the Russell 1000 Growth Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

M Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	25.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	19.79%
M Large Cap Growth Fund | M Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
Annual Return 2012	rr_AnnualReturn2012	19.31%
Annual Return 2013	rr_AnnualReturn2013	36.15%
Annual Return 2014	rr_AnnualReturn2014	10.21%
Annual Return 2015	rr_AnnualReturn2015	7.70%
Annual Return 2016	rr_AnnualReturn2016	(2.32%)
Annual Return 2017	rr_AnnualReturn2017	38.97%
Annual Return 2018	rr_AnnualReturn2018	(4.95%)
Annual Return 2019	rr_AnnualReturn2019	36.09%
Annual Return 2020	rr_AnnualReturn2020	28.89%
Annual Return 2021	rr_AnnualReturn2021	21.49%
Label	rr_AverageAnnualReturnLabel	M Large Cap Growth Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	23.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	18.15%